UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-01236

Deutsche Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2015 (Unaudited)

Deutsche Strategic Equity Long/Short Fund

	Shares	Value ($)
Long Positions 121.1%
Common Stocks 98.0%
Consumer Discretionary 24.6%
Auto Components 6.5%
American Axle & Manufacturing Holdings, Inc.* (a)	27,797	632,660
Cie Generale des Etablissements Michelin	7,703	773,128
GKN PLC	43,058	195,010
Goodyear Tire & Rubber Co. (b)	47,237	1,647,626
Koito Manufacturing Co., Ltd. (a)	18,800	762,093
Lear Corp. (b)	4,392	552,953
Magna International, Inc. (b)	12,582	571,726
NGK Spark Plug Co., Ltd.	21,200	576,699
		5,711,895
Hotels, Restaurants & Leisure 4.5%
Ainsworth Game Technology Ltd.	65,737	114,155
Buffalo Wild Wings, Inc.* (a)	7,096	1,137,063
Domino's Pizza, Inc. (a)	9,100	977,977
Hilton Worldwide Holdings, Inc.	7,100	164,862
MGM Resorts International*	13,200	300,168
Sonic Corp. (a)	43,150	1,253,939
		3,948,164
Internet & Catalog Retail 1.1%
Amazon.com, Inc.*	100	66,480
Wayfair, Inc. "A"* (a)	22,788	863,893
		930,373
Media 5.3%
Cineplex, Inc.	2,568	96,282
DISH Network Corp. "A"*	5,300	332,363
Liberty Global PLC LiLAC "A"* (a)	1,451	54,485
Loral Space & Communications, Inc.*	5,400	238,896
New Media Investment Group, Inc.	13,820	251,662
Sirius XM Holdings, Inc.*	97,600	401,136
Societe Television Francaise 1	35,022	426,594
Time Warner, Inc.	3,200	223,936
Tribune Media Co. "A"	10,600	413,506
UBM PLC	27,783	212,213
Walt Disney Co. (b)	10,486	1,189,846
Wolters Kluwer NV	21,413	739,234
		4,580,153
Multiline Retail 0.1%
Europris ASA 144A*	19,858	93,685
Specialty Retail 5.7%
AutoNation, Inc.*	12,971	829,106
AutoZone, Inc.* (b)	1,687	1,322,220
Gulliver International Co., Ltd.	23,174	216,119
Home Depot, Inc. (b)	14,189	1,899,623
O'Reilly Automotive, Inc.* (a)	2,700	712,449
		4,979,517

Textiles, Apparel & Luxury Goods 1.4%
NIKE, Inc. "B" (b)	9,303	1,230,601
Consumer Staples 9.4%
Beverages 2.3%
Anheuser-Busch InBev SA	5,117	654,865
Brown-Forman Corp. "B"	6,254	641,285
Carlsberg AS "B"	2,913	247,382
Davide Campari-Milano SpA	26,563	233,044
Heineken NV	2,719	241,787
		2,018,363
Food & Staples Retailing 2.2%
Costco Wholesale Corp. (b)	10,225	1,650,520
Walgreens Boots Alliance, Inc.	3,200	268,896
		1,919,416
Food Products 3.9%
Associated British Foods PLC	4,340	231,894
Blue Buffalo Pet Products, Inc.*	700	12,579
Chocoladefabriken Lindt & Spruengli AG (Registered)	20	1,443,731
Kellogg Co. (b)	6,738	463,372
Kerry Group PLC "A" (c)	115	9,282
Kerry Group PLC "A" (c)	2,890	231,455
Kraft Heinz Co.	10,040	739,848
The JM Smucker Co. (a)	2,008	243,350
		3,375,511
Household Products 0.6%
HRG Group, Inc.*	40,000	547,600
Personal Products 0.4%
Asaleo Care Ltd.	282,506	340,173
Energy 2.4%
Energy Equipment & Services 0.4%
Halliburton Co. (a)	5,987	238,582
Nordic American Offshore Ltd.*	15,250	84,790
Transocean Partners LLC (Units)	5,400	56,646
		380,018
Oil, Gas & Consumable Fuels 2.0%
Anadarko Petroleum Corp.	4,200	251,580
Atlas Energy Group LLC*	20,827	26,867
Atlas Resource Partners LP	6,700	9,849
Black Stone Minerals LP	1,700	27,336
Caltex Australia Ltd.	5,144	127,736
Encana Corp. (b)	33,746	281,442
Enviva Partners LP	1,000	15,310
Freehold Royalties Ltd. (a)	12,159	106,071
Gulfport Energy Corp.*	3,200	81,344
Premier Oil PLC*	86,957	93,626
Royal Dutch Shell PLC "A"	16,866	420,546
Targa Resources Corp.	5,050	198,465
Targa Resources Partners LP	3,587	81,927
		1,722,099
Financials 15.7%
Banks 4.1%
ABN AMRO Group NV (CVA) 144A*	16,834	353,585
Banca Popolare di Milano Scarl	122,310	118,015
Banco Popolare SC*	8,056	115,895
Bank of Ireland*	1,260,845	470,085

Barclays PLC	65,600	220,320
BOC Hong Kong (Holdings) Ltd.	82,500	254,787
Citigroup, Inc.	9,700	524,673
DBS Group Holdings Ltd.	30,400	355,123
JPMorgan Chase & Co.	3,000	200,040
KBC Groep NV	5,797	345,268
Permanent TSB Group Holdings PLC*	42,553	210,230
Swedbank AB "A"	20,305	449,018
United Community Banks, Inc.	200	4,176
		3,621,215
Capital Markets 2.7%
Amundi SA, 144A*	6,642	334,599
Azimut Holding SpA	8,860	226,028
E*TRADE Financial Corp.*	12,200	371,246
Flow Traders, 144A	2,906	131,134
KKR & Co. LP	4,400	74,404
SEI Investments Co.	15,144	823,682
Tetragon Financial Group Ltd. (c)	6,300	64,035
Tetragon Financial Group Ltd. (c)	35,500	362,100
		2,387,228
Consumer Finance 1.4%
Navient Corp.	33,855	403,213
OneMain Holdings, Inc.* (b)	15,127	733,054
Synchrony Financial*	2,100	66,843
		1,203,110
Diversified Financial Services 1.6%
Euronext NV, 144A	4,774	237,495
Moody's Corp. (a)	11,221	1,157,110
		1,394,605
Insurance 2.3%
American International Group, Inc.	11,700	743,886
Prudential PLC	19,211	445,420
Sampo Oyj "A"	9,152	452,487
Talanx AG*	10,888	337,118
		1,978,911
Real Estate Investment Trusts 1.3%
Chimera Investment Corp. (REIT)	48,740	686,746
New Residential Investment Corp. (REIT)	23,000	292,560
New Senior Investment Group, Inc. (REIT)	21,416	197,670
		1,176,976
Real Estate Management & Development 2.1%
Altisource Portfolio Solutions SA*	4,700	135,219
Altus Group Ltd.	5,833	88,186
Daiwa House Industry Co., Ltd. (a)	11,692	325,231
Hulic Co., Ltd.	24,172	221,510
LEG Immobilien AG	4,356	344,379
Megaworld Corp.	2,243,000	211,569
Pruksa Real Estate PCL (Foreign Registered)	174,114	122,667
RE/MAX Holdings, Inc. "A"	300	11,253
Realogy Holdings Corp.*	7,700	318,087
		1,778,101
Thrifts & Mortgage Finance 0.2%
PennyMac Financial Services, Inc. "A"*	9,200	149,316
Health Care 10.6%
Biotechnology 0.8%
Actelion Ltd. (Registered)*	1,622	227,292

Incyte Corp.*	1,999	228,366
United Therapeutics Corp.* (a)	1,881	287,097
		742,755
Health Care Equipment & Supplies 3.0%
Becton, Dickinson & Co. (b)	9,145	1,374,036
Greatbatch, Inc.* (a) (b)	1,878	108,999
IDEXX Laboratories, Inc.* (a)	15,630	1,106,917
TearLab Corp.* (a)	18,564	27,660
		2,617,612
Health Care Providers & Services 0.4%
Fresenius SE & Co. KGaA	3,572	261,259
Spire Healthcare Group PLC, 144A	20,097	98,190
		359,449
Life Sciences Tools & Services 0.9%
Thermo Fisher Scientific, Inc.	5,485	759,124
Pharmaceuticals 5.5%
Allergan PLC* (b)	8,477	2,660,846
AstraZeneca PLC	3,462	234,936
Carbylan Therapeutics, Inc.*	300	1,197
Ipsen SA	8,108	520,344
Paratek Pharmaceuticals, Inc.*	300	6,201
Pfizer, Inc.	13,200	432,564
Shire PLC	6,517	454,396
Teva Pharmaceutical Industries Ltd. (ADR) (b)	3,721	234,163
Zoetis, Inc. (b)	4,919	229,717
		4,774,364
Industrials 13.9%
Aerospace & Defense 2.7%
TransDigm Group, Inc.* (a)	4,697	1,102,057
Triumph Group, Inc. (a) (b)	26,570	1,064,129
Zodiac Aerospace	5,966	161,392
		2,327,578
Air Freight & Logistics 1.2%
FedEx Corp. (b)	6,886	1,091,707
Airlines 1.0%
Delta Air Lines, Inc.	3,800	176,548
United Continental Holdings, Inc.*	12,100	674,333
		850,881
Commercial Services & Supplies 0.6%
Elior, 144A	11,300	218,484
Spotless Group Holdings Ltd. (a)	224,116	350,094
		568,578
Construction & Engineering 0.1%
Louis XIII Holdings Ltd.*	301,000	90,266
Electrical Equipment 0.7%
Alstom SA*	11,423	354,792
Schneider Electric SE	3,614	228,907
		583,699
Industrial Conglomerates 0.9%
Danaher Corp. (b)	8,015	772,566
Machinery 2.4%
Crane Co. (b)	8,909	463,446
FANUC Corp.	1,281	227,549
Kurita Water Industries Ltd.	18,700	403,030
Milacron Holdings Corp.*	1,600	23,552
Oshkosh Corp. (a)	14,938	655,181

SKF AB "B"	17,925	311,462
		2,084,220
Professional Services 0.4%
Adecco SA (Registered)	4,904	334,556
Road & Rail 2.1%
CSX Corp. (b)	23,312	662,760
Union Pacific Corp. (b)	13,663	1,147,009
		1,809,769
Trading Companies & Distributors 1.8%
AerCap Holdings NV*	16,900	767,936
WESCO International, Inc.* (a)	17,448	838,376
		1,606,312
Information Technology 8.5%
Communications Equipment 0.6%
Motorola Solutions, Inc.	7,400	531,172
Electronic Equipment, Instruments & Components 2.3%
Anixter International, Inc.* (a) (b)	10,754	732,993
Ingram Micro, Inc. "A" (b)	39,821	1,231,663
		1,964,656
Internet Software & Services 2.3%
Alphabet, Inc. "A"*	1,490	1,136,646
Alphabet, Inc. "C"* (b)	358	265,851
eBay, Inc.* (b)	6,776	200,502
Facebook, Inc. "A"*	4,100	427,384
		2,030,383
IT Services 3.3%
Amadeus IT Holding SA "A"	2,000	80,169
Amdocs Ltd. (b)	13,109	741,576
Atos SE	6,475	530,491
Cap Gemini SA	3,691	340,009
Itochu Techno-Solutions Corp.	15,600	322,275
Link Administration Holdings Ltd.*	31,868	168,243
MasterCard, Inc. "A"	7,500	734,400
		2,917,163
Materials 12.8%
Chemicals 8.0%
Arkema	5,626	404,516
Ashland, Inc.	4,700	529,455
Dow Chemical Co.	10,000	521,300
Eastman Chemical Co.	3,400	247,010
FMC Corp. (a) (b)	36,067	1,549,799
LyondellBasell Industries NV "A"	1,000	95,820
Orion Engineered Carbons SA	1,900	23,902
The Sherwin-Williams Co. (b)	5,950	1,642,616
W.R. Grace & Co.* (b)	20,227	1,986,696
		7,001,114
Construction Materials 2.3%
CRH PLC	24,645	725,177
Martin Marietta Materials, Inc. (a)	7,585	1,193,879
Summit Materials, Inc. "A"*	2,800	63,756
		1,982,812
Containers & Packaging 2.5%
Nampak Ltd.	137,940	242,065
Owens-Illinois, Inc.* (a) (b)	92,987	1,793,719
Pact Group Holdings Ltd.	32,616	112,043
		2,147,827

Utilities 0.1%
Independent Power & Renewable Eletricity Producers 0.1%
Abengoa Yield PLC	1,800	26,064
TerraForm Global, Inc. "A"	18,200	73,346
		99,410
Total Common Stocks (Cost $81,478,115)		85,515,003
Preferred Stocks 0.9%
Financials 0.1%
Federal Home Loan Mortgage Corp. "V"*	2,500	7,825
Federal Home Loan Mortgage Corp. "X" *	1,000	3,250
Federal National Mortgage Association "M"*	3,500	24,465
Federal National Mortgage Association "N"*	1,700	11,577
		47,117
Health Care 0.8%
Allergan PLC "A"	640	670,285

Total Preferred Stocks (Cost $695,018)		717,402
	Principal Amount ($)	Value ($)
Corporate Bonds 0.1%
Telecommunication Services
HC2 Holdings, Inc., 144A, 11.0%, 12/1/2019	70,000	66,850
Intelsat Jackson Holdings SA, 6.625%, 12/15/2022 (b)	70,000	42,350

Total Corporate Bonds (Cost $130,427)		109,200
	Shares	Value ($)
Exchange-Traded Fund 0.7%
iShares MSCI Brazil Capped Fund (a) (Cost $648,086)	28,646	645,108
Warrants 0.0%
Financials
Alpha Bank AE, Expiration Date 12/10/2017* (Cost $31,633)	60,500	192
Securities Lending Collateral 16.2%
Daily Assets Fund, 0.20% (d) (e) (Cost $14,141,559)	14,141,559	14,141,559
Cash Equivalents 5.2%
Central Cash Management Fund, 0.14% (d) (Cost $4,551,014)	4,551,014	4,551,014
	% of Net Assets	Value ($)
Total Long Positions (Cost $101,675,852) †	121.1	105,679,478
Other Assets and Liabilities, Net	19.4	17,000,147
Securities Sold Short	(40.5)	(35,378,814)
Net Assets	100.0	87,300,811

†	The cost for federal income tax purposes was $103,838,957. At November 30, 2015, net unrealized appreciation for all securities based on tax cost was $1,840,521. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,120,939 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,280,418.

	Shares	Value ($)
Common Stocks Sold Short 6.9%
Consumer Discretionary 0.8%
Household Durables 0.5%
Barratt Developments PLC	23,798	214,640
Berkeley Group Holdings PLC	2,247	108,285
Taylor Wimpey PLC	36,614	107,099
		430,024
Textiles, Apparel & Luxury Goods 0.3%
Burberry Group PLC	8,194	153,308
Under Armour, Inc. "A"	1,236	106,568
		259,876
Consumer Staples 1.0%
Food Products 0.8%
B&G Foods, Inc.	6,132	231,667
Nestle SA (Registered)	6,001	444,895
		676,562
Personal Products 0.2%
L'Oreal SA	1,327	234,467
Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
TOTAL SA	3,691	182,836
Financials 1.1%
Banks 0.2%
Commonwealth Bank of Australia	3,068	176,003
Capital Markets 0.4%
Aberdeen Asset Management PLC	21,984	105,941
Eaton Vance Corp.	6,535	234,737
		340,678
Insurance 0.5%
Hannover Rueck SE	2,198	256,484
Insurance Australia Group Ltd.	44,534	178,268
		434,752
Health Care 1.4%
Biotechnology 0.7%
AbbVie, Inc.	3,689	214,515
Amgen, Inc.	1,570	252,927
Regeneron Pharmaceuticals, Inc.	268	145,926
		613,368
Health Care Equipment & Supplies 0.5%
Coloplast AS "B"	1,977	160,756
Getinge AB "B"	6,716	169,717
Varian Medical Systems, Inc.	1,342	108,407
		438,880
Life Sciences Tools & Services 0.2%
Illumina, Inc.	1,186	218,106
Industrials 1.8%
Air Freight & Logistics 0.2%
FedEx Corp.	1,073	170,113
Airlines 0.6%
Deutsche Lufthansa AG (Registered)	12,286	175,862

easyJet PLC	6,161	153,340
Ryanair Holdings PLC	11,782	176,454
		505,656
Commercial Services & Supplies 0.4%
Experian PLC	17,151	318,583
Marine 0.1%
Mitsui OSK Lines Ltd.	40,620	105,863
Road & Rail 0.5%
JB Hunt Transport Services, Inc.	2,214	173,224
Knight Transportation, Inc.	5,769	152,994
Werner Enterprises, Inc.	5,769	155,532
		481,750
Information Technology 0.2%
Communications Equipment 0.2%
NETGEAR, Inc.	3,694	162,942
Materials 0.4%
Chemicals 0.4%
BASF SE	4,092	337,230
Total Common Stocks Sold Short (Proceeds $5,877,061)		6,087,689
Exchange-Traded Funds 33.6%
Energy Select Sector SPDR Fund	26,176	1,780,492
iShares MSCI Japan Fund	83,624	1,036,101
iShares Nasdaq Biotechnology Fund	1,351	451,734
SPDR S&P 500 Trust	109,022	22,751,801
SPDR S&P MidCap 400 Trust	8,613	2,292,953
Vanguard FTSE Europe Fund	19,017	978,044
Total Exchange-Traded Funds Sold Short (Proceeds $29,083,420)		29,291,125
Total Position Sold Short (Proceeds $34,960,481)		35,378,814

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $13,788,879, which is 15.8% of net assets.
(b)	All or a portion of these securities are pledged as collateral for short sales.
(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen (Certificate of Stock)
FTSE: Financial Times and the London Stock Exchange
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
S&P: Standard & Poor's

SPDR: Standard & Poor's Depositary Receipt
At November 30, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
Nikkei 225 Index	JPY	12/10/2015	5	802,193	16,990
Euro Stoxx 50 Index	EUR	12/18/2015	12	444,385	11,269
Total unrealized appreciation					28,259

As of November 30, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
GBP	120,000	USD	183,897	2/23/2016	3,134	State Street Bank and Trust
USD	36,861	SGD	52,570	2/18/2016	307	State Street Bank and Trust
CAD	409,629	USD	307,496	2/18/2016	768	State Street Bank and Trust
HKD	2,250,809	USD	290,519	2/18/2016	100	State Street Bank and Trust
CHF	21,445	USD	21,480	2/18/2016	534	State Street Bank and Trust
GBP	1,169,364	USD	1,777,784	2/18/2016	16,302	State Street Bank and Trust
SEK	2,714,044	USD	314,768	2/18/2016	2,744	State Street Bank and Trust
NOK	866,907	USD	99,714	2/18/2016	48	State Street Bank and Trust
EUR	180,000	USD	194,097	4/19/2016	3,108	State Street Bank and Trust
JPY	167,593,859	USD	1,366,535	2/18/2016	2,101	State Street Bank and Trust
EUR	6,497,168	USD	6,987,945	2/18/2016	107,181	State Street Bank and Trust
DKK	1,216,271	USD	176,009	2/18/2016	3,207	State Street Bank and Trust
GBP	61,501	USD	94,830	12/16/2015	2,203	State Street Bank and Trust
GBP	50,000	USD	76,674	2/24/2016	1,357	State Street Bank and Trust
EUR	360,000	USD	388,031	4/20/2016	6,041	State Street Bank and Trust
EUR	794,969	USD	902,246	12/16/2015	62,016	State Street Bank and Trust
EUR	190,000	USD	210,074	1/27/2016	8,983	State Street Bank and Trust
CHF	1,489,530	USD	1,542,527	12/16/2015	93,460	State Street Bank and Trust
GBP	100,000	USD	155,994	1/26/2016	5,357	State Street Bank and Trust
USD	27,393	THB	989,201	2/18/2016	145	State Street Bank and Trust
USD	68,698	AUD	96,679	2/18/2016	944	State Street Bank and Trust
Total unrealized appreciation					320,040

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	24,136	SEK	208,757	2/18/2016	(136)	State Street Bank and Trust
USD	73,342	CHF	73,689	12/16/2015	(1,655)	State Street Bank and Trust
USD	15,380	GBP	10,000	2/24/2016	(316)	State Street Bank and Trust
AUD	1,350,650	USD	954,585	2/18/2016	(18,345)	State Street Bank and Trust
USD	76,341	DKK	527,899	2/18/2016	(1,339)	State Street Bank and Trust
USD	34,748	CAD	46,226	2/18/2016	(135)	State Street Bank and Trust
USD	3,631	CHF	3,624	2/18/2016	(91)	State Street Bank and Trust
THB	6,818,400	USD	188,771	2/18/2016	(1,039)	State Street Bank and Trust
SGD	578,493	USD	406,077	2/18/2016	(2,927)	State Street Bank and Trust
USD	136,688	EUR	124,448	12/16/2015	(5,154)	State Street Bank and Trust
USD	94,445	GBP	61,501	12/16/2015	(1,818)	State Street Bank and Trust
USD	226,703	GBP	148,939	2/18/2016	(2,347)	State Street Bank and Trust
USD	153,939	GBP	100,000	1/26/2016	(3,302)	State Street Bank and Trust
PHP	11,139,875	USD	235,048	2/18/2016	(149)	State Street Bank and Trust
USD	15,416	GBP	10,000	2/23/2016	(353)	State Street Bank and Trust
Total unrealized depreciation					(39,106)

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$63,382,617	$22,132,386	$—	$85,515,003
Preferred Stocks	717,402	—	—	717,402
Corporate Bonds	—	109,200	—	109,200
Exchange-Traded Fund	645,108	—	—	645,108
Warrants	—	192	—	192
Short-Term Investments (f)	18,692,573	—	—	18,692,573
Derivatives (g)
Futures Contracts	28,259	—	—	28,259
Forward Foreign Currency Exchange Contracts	—	320,040	—	320,040
Total	$83,465,959	$22,561,818	$—	$106,027,777
Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks Sold Short, at Value (f)	$(2,327,658)	$(3,760,031)	—	$(6,087,689)
Exchange-Traded Funds Sold Short, at Value	(29,291,125)			(29,291,125)
Derivatives (g)
Forward Foreign Currency Exchange Contracts	—	(39,106)	—	(39,106)

Total	$(31,618,783)	$(3,799,137)	$—	$(35,417,920)

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$ 28,259	$ —
Foreign Exchange Contracts	$ —	$ 280,934

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic Equity Long/Short Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2016